Other current assets (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Other current assets
Prepayment	¥ 21,956,225	$ 3,092,470	¥ 15,108,499
Inventory	10,383,964	1,462,551	116,711,168
Deposits in trust protection fund			13,501,146
Receivables from third party payment service providers	7,833,192	1,103,282	3,415,532
Receivables from Funding Partners and other service providers	25,848,011	3,640,616	34,738,492
Receivable from broker for derivative collateral	411,567,717	57,968,101	834,038,316
Deposits prepaid to securities companies	50,143,583	7,062,576	676,742,849
Receivables from trust companies			293,543,842
Others	259,404,811	36,536,404	374,641,182
Total	787,137,503	110,866,000	2,362,441,026
Less: Allowance for other current assets	(116,860,992)	(16,459,527)	(256,349,242)	$ (36,106,036)	¥ (201,242,068)
Other current assets	¥ 670,276,511	$ 94,406,473	¥ 2,106,091,784